MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST       Two World Trade Center,
LETTER TO THE SHAREHOLDERS April 30, 2001                      New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended April 30, 2001, the U.S. economy began to show signs of a slowdown as retail sales flattened, capital spending stalled and unemployment edged upward. The stock market became more volatile and the value of many equities declined. Earlier fears about inflation were replaced with concerns over weakening asset prices. The change in market psychology was reinforced last December when comments by Federal Reserve Board Chairman Alan Greenspan indicated that the central bank was ready to switch to a bias toward easing rates if the economy continued to show weakness. These comments sparked a strong year-end rally in the fixed-income markets that lowered interest rates across the yield curve. Between January and April 2001, the Fed followed through by lowering the federal funds rate in four 50-basis-point moves from 6.50 to
4.50 percent. Subsequent to the end of the reporting period, on May 15, 2001, the Federal Reserve lowered rates an additional 50 basis points.


MUNICIPAL MARKET CONDITIONS

The yield of the long-term insured municipal bond index stabilized near 5.25 percent during the first three months of 2001. This level was nearly 75 basis points lower than a year ago. However, yields rose in April when economic data proved more favorable than expected. The index closed the month at a yield of
5.45 percent. As the Federal Reserve began to ease monetary policy, the yield pickup for extending tax-exempt maturities from one to 30 years jumped from 150 to 240 basis points. The California electric crisis has adversely affected California municipal bond yields. Whereas yields on California bonds were substantially lower than national levels six months ago, they were at or above national levels by the end of April.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS APRIL 30, 2001, CONTINUED

Historically, the ratios of municipal yields as a percentage of Treasury yields have been used to track the relationship between the two markets. The ratio of 30-year insured municipals to Treasuries declined slightly, to 95 percent, during the first half of the fiscal year. Over the past three years this ratio has ranged between 86 and 100 percent.

Lower interest rates have led to a resurgence in new-issue supply. During the first four months of 2001, new-issue volume increased 36 percent, to $77 million. For all of calendar year 2000 total new-issue volume was $200 billion.

                         30-YEAR BOND YIELDS 1995-2001

            Date          AAA Ins        Tsy         % Relationship
            ----          -------        ---         --------------
          12/30/94         6.75          7.88             85.66%
          01/31/95         6.40          7.70             83.12%
          02/28/95         6.15          7.44             82.66%
          03/31/95         6.15          7.43             82.77%
          04/28/95         6.20          7.34             84.47%
          05/31/95         5.80          6.66             87.09%
          06/30/95         6.10          6.62             92.15%
          07/31/95         6.10          6.86             88.92%
          08/31/95         6.00          6.66             90.09%
          09/29/95         5.95          6.48             91.82%
          10/31/95         5.75          6.33             90.84%
          11/30/95         5.50          6.14             89.58%
          12/29/95         5.35          5.94             90.07%
          01/31/96         5.40          6.03             89.55%
          02/29/96         5.60          6.46             86.69%
          03/29/96         5.85          6.66             87.84%
          04/30/96         5.95          6.89             86.36%
          05/31/96         6.05          6.99             86.55%
          06/28/96         5.90          6.89             85.63%
          07/31/96         5.85          6.97             83.93%
          08/30/96         5.90          7.11             82.98%
          09/30/96         5.70          6.93             82.25%
          10/31/96         5.65          6.64             85.09%
          11/29/96         5.50          6.35             86.61%
          12/31/96         5.60          6.63             84.46%
          01/31/97         5.70          6.79             83.95%
          02/28/97         5.65          6.80             83.09%
          03/31/97         5.90          7.10             83.10%
          04/30/97         5.75          6.94             82.85%
          05/30/97         5.65          6.91             81.77%
          06/30/97         5.60          6.78             82.60%
          07/30/97         5.30          6.30             84.13%
          08/31/97         5.50          6.61             83.21%
          09/30/97         5.40          6.40             84.38%
          10/31/97         5.35          6.15             86.99%
          11/30/97         5.30          6.05             87.60%
          12/31/97         5.15          5.92             86.99%
          01/31/98         5.15          5.80             88.79%
          02/28/98         5.20          5.92             87.84%
          03/31/98         5.25          5.93             88.53%
          04/30/98         5.35          5.95             89.92%
          05/29/98         5.20          5.80             89.66%
          06/30/98         5.20          5.65             92.04%
          07/31/98         5.18          5.71             90.72%
          08/31/98         5.03          5.27             95.45%
          09/30/98         4.95          5.00             99.00%
          10/31/98         5.05          5.16             97.87%
          11/30/98         5.00          5.06             98.81%
          12/31/98         5.05          5.10             99.02%
          01/31/99         5.00          5.09             98.23%
          02/28/99         5.10          5.58             91.40%
          03/31/99         5.15          5.63             91.47%
          04/30/99         5.20          5.66             91.87%
          05/31/99         5.30          5.83             90.91%
          06/30/99         5.47          5.96             91.78%
          07/31/99         5.55          6.10             90.98%
          08/31/99         5.75          6.06             94.88%
          09/30/99         5.85          6.05             96.69%
          10/31/99         6.03          6.16             97.89%
          11/30/99         6.00          6.29             95.39%
          12/31/99         5.97          6.48             92.13%
          01/31/00         6.18          6.49             95.22%
          02/29/00         6.04          6.14             98.37%
          03/31/00         5.82          5.83             99.83%
          04/30/00         5.91          5.96             99.16%
          05/31/00         5.91          6.01             98.34%
          06/30/00         5.84          5.90             98.98%
          07/31/00         5.73          5.78             99.13%
          08/31/00         5.62          5.67             99.12%
          09/30/00         5.74          5.89             97.45%
          10/31/00         5.65          5.79             97.58%
          11/30/00         5.55          5.61             98.93%
          12/31/00         5.27          5.46             96.52%
          01/31/01         5.30          5.50             96.36%
          02/28/01         5.27          5.31             99.25%
          03/31/01         5.26          5.44             96.69%
          04/30/01         5.45          5.79             94.13%

SOURCE: MUNICIPAL MARKET DATA - A DIVISION OF THOMSON FINANCIAL MUNICIPAL GROUP AND BLOOMBERG L.P.


PERFORMANCE

During the six-month period ended April 30, 2001, the net asset value (NAV) of Morgan Stanley Dean Witter Quality Municipal Income Trust (IQI) increased from $15.22 to $15.32 per share. Based on this change, plus reinvestment of tax-free dividends totaling $0.435 per share and capital gain distributions totaling $0.1255 per share, the Trust's total NAV return was 4.71 percent. IQI's value on the New York

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 2001, continued

Stock Exchange (NYSE) increased from $13.3125 to $14.10 per share during this period. Based on this change plus reinvestment of distributions, IQI's total market return was 10.19 percent. As of April 30, 2001, IQI's share price was at a 7.96 percent discount to its NAV.

Monthly dividends for the second quarter of 2001, declared in March, were unchanged at $0.0725 per share. The Trust's level of undistributed net investment income was $0.078 per share on April 30, 2001, versus $0.082 per share six months earlier.


PORTFOLIO STRUCTURE

The Trust's net assets of $671.6 million were diversified among 14 long-term sectors and 84 credits. Issues in the refunded bond category comprised 8 percent of net assets. These bonds have been refinanced and will be redeemed on the dates shown in the portfolio. At the end of April, the portfolio's average maturity was 17 years. Average duration, a measure of sensitivity to interest-rate changes, was 5.2 years. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional redemption provisions are also shown by year of the call and their respective cost (book) yields.


THE IMPACT OF LEVERAGING

As discussed in previous shareholder reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding Auction Rate Preferred shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the six-month period, ARPS leverage contributed approximately $0.03 per share to common share earnings. The Trust's five ARPS series totaling $208 million represented 31 percent of net assets. Yields on the Trust's three weekly ARPS series ranged between 2.75 and 5.00 percent. Yields on the two series with annual auctions maturing in July 2001 and September 2001 were 4.48 and 4.40 percent, respectively. In comparison, the yield on 1-year municipal notes has fallen from 4.19 percent in October 2000 to 3.08 percent at the end of April.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 2001, continued

LOOKING AHEAD

The slower pace of economic growth and the Federal Reserve Board's shift to an easing bias in its monetary policy should create a favorable backdrop for fixed-income investments. In this environment, tax-free income and relative attractiveness versus Treasuries continue to offer good long-term value to municipal investors.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During the six-month period ended April 30, 2001, the Trust purchased and retired 477,300 shares of common stock at a weighted average market discount of 8.67 percent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Quality Municipal Income Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin
-------------------------------             ---------------------------------
CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 2001, continued

[GRAPHIC OMITTED]

LARGEST SECTORS AS OF APRIL 30, 2001
(% OF NET ASSETS)

Water & Sewer                 17%
Mortgage                      14%
General Obligation            13%
Transportation                12%
Electric                       8%
IDR/PCR*                       8%
Refunded                       8%
Hospital                       7%


* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE.
  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


[GRAPHIC OMITTED]

CREDIT RATINGS AS OF APRIL 30, 2001
(% OF TOTAL LONG-TERM PORTFOLIO)

Aaa or AAA                   53%
 Aa or AA                    35%
  A or A                      7%
Baa or BBB                    4%
 Ba or BB                     1%


AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP. PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[GRAPHIC OMITTED]

                            DISTRIBUTION BY MATURITY
                               (% OF NET ASSETS)

                                                            --------------------
                                                             WEIGHTED AVERAGE
                                                             MATURITY: 17 YEARS
                                                            --------------------

     5.1%          4.3%        3.9%          50.3%         32.4%         4.6%
--------------------------------------------------------------------------------
 UNDER 1 YEAR   1-5 YEARS   5-10 YEARS    10-20 YEARS   20-30 YEARS   30+ YEARS


PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 2001, continued

[GRAPHIC OMITTED]


                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                 APRIL 30, 2001

                   ---------------------------
                        WEIGHTED AVERAGE
                    CALL PROTECTION: 5 YEARS
                   ---------------------------

              BONDS CALLABLE

  2001                             4%
  2002                            43%
  2003                            10%
  2004                             0%
  2005                             1%
  2006                             0%
  2007                             0%
  2008                             6%
  2009                             7%
  2010                            16%
  2011+                           13%

           YEARS BONDS CALLABLE


[GRAPHIC OMITTED]

                      --------------------
                        WEIGHTED AVERAGE
                        BOOK YIELD: 6.2%
                      --------------------

           COST (BOOK) YIELD*


  2001                          7.6%
  2002                          6.5%
  2003                          6.5%
  2004                            -
  2005                          6.0%
  2006                            -
  2007                            -
  2008                          6.1%
  2009                          5.5%
  2010                          5.7%
  2011+                         5.5%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE TRUST OPERATING EXPENSES. FOR EXAMPLE, THE TRUST IS EARNING A BOOK YIELD OF 7.6% ON 4% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2001.

     PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                  COUPON    MATURITY
 THOUSANDS                                                                                   RATE       DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (95.5%)
            General Obligation (13.3%)
$   3,500   Denver City & County School Dist No 1, Colorado, Ser 1999 (FGIC) ................ 5.25%      12/01/16   $  3,539,515
            Hawaii,
    5,000     1992 Ser BZ ................................................................... 6.00       10/01/10      5,558,300
    8,000     1992 Ser BZ ................................................................... 6.00       10/01/11      8,883,520
    4,000   Cook County, Illinois, Ser 1992 C (FGIC) ........................................ 6.00       11/15/09      4,418,520
   10,000   Massachusetts, Ser 2000 C ....................................................... 5.75       10/01/15     10,611,500
            South Carolina,
   12,000     Highway Ser 1999 A ............................................................ 4.60       05/01/18     11,043,600
   10,000     Highway Ser 1999 A** .......................................................... 4.60       05/01/19      9,093,700
    2,000   Houston, Texas, Refg Ser 2000 (FSA) ............................................. 5.75       03/01/18      2,074,400
    5,000   Houston Independent School District, Texas, School & Refg Ser 1999 A (PSF)....... 5.25       02/15/18      4,944,650
    5,000   Northside Independent School District, Texas, Building & Refg Ser 2001 (PSF)      5.00       02/15/26      4,650,700
    9,035   San Antonio, Texas, Refg Ser 1992 ............................................... 5.75       08/01/13      9,218,501
   14,790   Washington, Ser 1993 A .......................................................... 5.75       10/01/17     15,050,303
---------                                                                                                           ------------
   88,325                                                                                                             89,087,209
---------                                                                                                           ------------
            Educational Facilities Revenue (3.0%)
            Arizona Board of Regents, University of Arizona,
    1,650     Ser 2001 A COPs (Ambac) ....................................................... 5.50       06/01/15      1,717,304
    1,740     Ser 2001 A COPs (Ambac) ....................................................... 5.50       06/01/16      1,801,213
    1,835     Ser 2001 A COPs (Ambac) ....................................................... 5.50       06/01/17      1,889,316
      940     Ser 2001 A COPs (Ambac) ....................................................... 5.50       06/01/18        963,350
    2,500   University of Illinois, Auxiliary Ser 1991 ...................................... 5.75       04/01/22      2,518,800
    5,000   Massachusetts Health & Educational Facilities Authority, Brandeis University,
              1998 Ser I (MBIA) ............................................................. 4.75       10/01/28      4,409,699
            Scranton-Lackawanna Health & Welfare Authority, Pennsylvania,
    3,000     University of Scranton 1992 Ser A ............................................. 6.40       03/01/07      3,126,870
    3,300     University of Scranton 1992 Ser A ............................................. 6.50       03/01/13      3,426,060
---------                                                                                                           ------------
   19,965                                                                                                             19,852,612
---------                                                                                                           ------------
            Electric Revenue (8.3%)
    9,000   Orlando Utilities Commission, Florida, Ser 1991 A ...............................  5.50       10/01/26      9,002,430
   10,000   Municipal Electric Authority of Georgia, Power 1992 Ser B (Secondary MBIA)         6.375      01/01/16     10,559,700
    5,000   Hastings, Nebraska, Refg Ser 1992 ...............................................  6.30       01/01/19      5,317,500
   10,000   Long Island Power Authority, New York, Ser 2000 A (FSA) .........................  0.00       06/01/16      4,582,500
   10,000   Hamilton!, Ohio, Refg 1992 Ser A (FGIC) .........................................  6.00       10/15/23     10,378,500
    5,200   San Antonio, Texas, Electric & Gas Ser 2000 A ...................................  5.75       02/01/17      5,394,896
            Grant County Public Utility District #2, Washington,
    8,220     Priest Rapids Hydro Second Ser 1992 A .........................................  5.00       01/01/23      7,614,515
    2,645     Wanapum Hydro Second Ser 1992 B (AMT) .........................................  6.75       01/01/23      2,742,653
---------                                                                                                            ------------
   60,065                                                                                                              55,592,694
---------                                                                                                            ------------

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                  COUPON    MATURITY
 THOUSANDS                                                                                   RATE       DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
            Hospital Revenue (6.5%)
$   5,000   Birmingham-Carraway Special Care Facilities Financing Authority,
              Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee) ....................5.875%      08/15/15   $  5,205,900
    9,250   Massachusetts Health & Educational Facilities Authority, Massachusetts
              General Hospital Ser F (Ambac) ................................................6.00        07/01/15      9,586,423
   10,000   Missouri Health & Educational Facilities Authority, Health Midwest
              Ser 1992 B (MBIA) .............................................................6.25        02/15/22     10,284,100
    4,500   Cuyahoga County, Ohio, Cleveland Clinic Foundation Refg Ser 1992 ................5.50        11/15/11      4,585,230
    5,000   Dauphin County General Authority, Pennsylvania, HAPSO Group Inc/
              The Western Pennsylvania Hospital Refg 1992 Ser A (MBIA) ......................6.25        07/01/16      5,587,150
    3,000   Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania,
              Chestnut Hill Hospital Ser of 1992 ............................................6.375       11/15/11      2,963,730
    5,000   South Dakota Health & Educational Facilities Authority, Queen of Peace
              Hospital Ser 1992 (MBIA) ......................................................6.70        07/01/17      5,237,850
---------                                                                                                           ------------
   41,750                                                                                                             43,450,383
---------                                                                                                           ------------
            Industrial Development/Pollution Control Revenue (7.9%)
    6,000   California Pollution Control Financing Authority, Keller Cannon Landfill Co/
              Browning-Ferris Industries Inc Ser 1992 (AMT) .................................6.875       11/01/27      6,050,820
    5,000   Citrus County, Florida, Florida Power Corp Refg Ser 1992 B ......................6.35        02/01/22      5,143,950
    5,000   Washoe County, Nevada, Sierra Pacific Power Co Ser 1987 (AMT) (MBIA) ............6.65        06/01/17      5,273,900
   15,000   Berkeley County, South Carolina, South Carolina Electric & Gas Co Ser 1984 ......6.50        10/01/14     15,740,400
   10,000   Brazos River Authority, Texas, Houston Lighting & Power Co Ser 1992 B
              (MBIA) ........................................................................6.375       04/01/12     10,507,200
   10,000   Mason County, West Virginia, Appalachian Power Co Ser J .........................6.60        10/01/22     10,278,600
---------                                                                                                           ------------
   51,000                                                                                                             52,994,870
---------                                                                                                           ------------
            Mortgage Revenue - Multi-Family (6.4%)
    7,000   Illinois Housing Development Authority, Ser I ...................................6.625       09/01/12      7,234,150
   15,705   Michigan Housing Development Authority, Rental 1992 Ser A
              (Bifurcated FSA) ..............................................................6.50        04/01/23     16,369,635
            Missouri Housing Development Commission,
    5,355     Federally Insured Mortgage Loans Refg Ser 11/15/92 ............................6.50        07/01/16      5,404,802
    6,795     Federally Insured Mortgage Loans Refg Ser 11/15/92 ............................6.60        07/01/24      6,858,126
    7,000   New Jersey Housing Mortgage Finance Agency, Home Buyer Ser 2000 CC
              (MBIA) (AMT) ..................................................................5.875       10/01/31      7,128,800
---------                                                                                                           ------------
   41,855                                                                                                             42,995,513
---------                                                                                                           ------------
            Mortgage Revenue - Single Family (7.6%)
   16,495   Connecticut Housing Finance Authority, 1992 Ser B ...............................6.70        11/15/12     17,145,398
    4,690   Georgia Housing & Finance Authority, Home Ownership 1992 Ser C ..................6.50        12/01/11      4,809,830
    7,000   Idaho Housing & Finance Association, 2000 Ser E (AMT) ...........................6.00        01/01/32      7,177,870
    1,035   Idaho Housing Agency, 1992 Ser E (AMT) ..........................................6.75        07/01/12      1,063,193
    3,000   Maryland Community Development Administration, 2000 Ser D (AMT) .................6.25        09/01/32      3,142,710



                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                   COUPON     MATURITY
 THOUSANDS                                                                                    RATE        DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
            Minnesota Housing Finance Agency,
$   6,020     Ser 1992 CD-1 (AMT) ........................................................ 6.75%       07/01/23   $  6,231,242
    2,580     Ser 1992 D-1 ............................................................... 6.50        01/01/17      2,666,146
    2,000   Missouri Housing Development Commission, Homeownership Loan Program,
              Ser 2000 B-1 (AMT) ......................................................... 6.25        03/01/31      2,078,160
    6,300   Montana Board of Housing, 2000 Ser B (AMT) ................................... 6.00        12/01/29      6,450,192
---------                                                                                                         ------------
   49,120                                                                                                           50,764,741
---------                                                                                                         ------------
            Nursing & Health Related Facilities Revenue (1.7%)
   11,250   Minneapolis & Saint Paul Housing & Redevelopment Authority, Minnesota,
---------     Group Health Plan Inc Ser 1992 ............................................. 6.90        10/15/22     11,313,338
                                                                                                                  ------------
            Public Facilities Revenue (1.9%)
    5,000   Phoenix Industrial Development Authority, Arizona, Capital Mall LLC
              Ser 2000 (Ambac) ........................................................... 5.50        09/15/27      5,027,300
    7,370   Indianapolis Local Public Improvement Bond Bank, Indiana, Ser 1992 D ......... 6.75        02/01/20      7,841,533
---------                                                                                                         ------------
   12,370                                                                                                           12,868,833
---------                                                                                                         ------------
            Recreational Facilities Revenue (1.5%)
   10,000   Atlanta Downtown Development Authority, Georgia, Underground Atlanta
---------     Refg Ser 1992 .............................................................. 6.25        10/01/16     10,367,800
                                                                                                                  ------------
            Transportation Facilities Revenue (12.0%)
    4,000   Colorado Department of Transportation, Ser 2001 A (MBIA) ..................... 5.50        06/15/16      4,150,440
            Dade County, Florida,
    3,000     Aviation 1992 Ser B (AMT) (MBIA) ........................................... 6.55        10/01/13      3,155,370
    5,000     Aviation 1992 Ser B (AMT) (MBIA) ........................................... 6.60        10/01/22      5,256,300
    5,000   Atlanta, Georgia, Airport Ser 2000 A (FGIC) .................................. 5.50        01/01/26      5,051,850
   13,000   Chicago, Illinois, Chicago-O'Hare Int'l Terminal Ser 1992 (AMT) (MBIA) ....... 6.75        01/01/12     13,457,859
    4,000   Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA) ............. 5.75        06/01/21      4,241,080
    7,500   Indiana Transportation Finance Authority, Ser 2000 ........................... 5.375       12/01/25      7,413,900
    3,000   Kansas, Department of Transportation, Ser 2000 A ............................. 5.75        09/01/16      3,161,400
    3,400   Maine Turnpike Authority, Ser 2000 (FGIC) .................................... 5.50        07/01/30      3,418,122
    2,390   St Louis, Missouri, Lambert-St Louis Int'l Airport Ser 1992 (AMT) (FGIC) ..... 6.00        07/01/08      2,492,651
    4,595   Nevada Department of Business and Industry, Las Vegas Monorail Project,
              1st Tier Ser 2000 (Ambac) .................................................. 0.00        01/01/22      1,403,773
            New Jersey Transportation Trust Fund Authority,
    5,000     1998 Ser A (FSA) ........................................................... 4.50        06/15/19      4,543,950
    5,000     1999 Ser A ................................................................. 5.75        06/15/20      5,349,250
    6,000   Puerto Rico Highway & Transportation Authority, Refg Ser V ................... 6.625       07/01/12      6,272,880
            Houston, Texas,
    6,000     Airport Sub Lien Ser 2000 A (AMT) (FSA) .................................... 5.875       07/01/17      6,207,420
    5,000     Airport Sub Lien Ser 2000 A (AMT) (FSA) .................................... 5.625       07/01/30      5,012,000
---------                                                                                                         ------------
   81,885                                                                                                           80,588,245
---------                                                                                                         ------------
            Water & Sewer Revenue (16.8%)
    4,000   Birmingham, Alabama, Water & Sewer Ser 1998 A ................................ 4.75        01/01/21      3,609,800
    6,000   Tampa Bay Water, Florida, Utility Ser 1998 B (FGIC) .......................... 4.75        10/01/27      5,346,840

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                 COUPON      MATURITY
 THOUSANDS                                                                                  RATE         DATE           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$  10,000   Augusta, Georgia, Water and Sewerage Ser 2000 (FSA) ........................... 5.25%       10/01/30    $  9,866,800
    3,500   Clayton County Water Authority, Georgia, Ser 2001 (WI) ........................ 5.125       05/01/23       3,398,850
    5,000   Douglasville-Douglas County Water & Sewer Authority, Georgia, Ser 1998
              (FGIC) ...................................................................... 4.50        06/01/23       4,315,600
    5,000   Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
              Ser 1999 A (FGIC) ........................................................... 5.75        05/15/33       5,159,400
            Massachusetts Water Resources Authority,
    5,000     Refg 1992 Ser B ............................................................. 5.50        11/01/15       5,074,600
   10,000     1998 Ser A (FSA) ............................................................ 4.50        08/01/22       8,656,800
    5,000     2000 Ser A (FGIC) ........................................................... 5.75        08/01/39       5,147,350
    3,000   Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999 (Ambac) .............. 5.25        05/15/19       2,972,310
            New York City Municipal Water Finance Authority, New York,
   20,000     Ser 1993 A .................................................................. 6.00        06/15/17      20,502,999
    3,000     Ser 2000 B .................................................................. 6.00        06/15/33       3,225,990
    4,000   Western Carolina Regional Sewer Authority, South Carolina, Ser 2001 (FSA) ..... 5.375       03/01/18       4,040,800
   10,000   Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA) (WI) .................. 5.125       05/15/27       9,468,000
    7,045   Houston, Texas, Water & Sewer Jr Lien Refg Ser 1991 C (Ambac) ................. 6.375       12/01/17       7,295,098
   13,960   San Antonio, Texas, Water & Refg Ser 2001 (FGIC) .............................. 5.00        05/15/26      13,016,722
    2,000   Fairfax County Water Authority, Virginia, Refg Ser 1992 ....................... 6.00        04/01/22       2,128,040
---------                                                                                                           ------------
  116,505                                                                                                            113,225,999
---------                                                                                                           ------------
            Other Revenue (0.7%)
    3,000   Albuquerque, New Mexico, Gross Receipts Refg Ser 1999 C ....................... 5.25        07/01/17       3,001,740
    2,000   Philadelphia, Pennsylvania, Gas Works First Ser 1998 B (FSA) .................. 5.00        07/01/28       1,860,460
---------                                                                                                           ------------
    5,000                                                                                                              4,862,200
---------                                                                                                           ------------
            Refunded (7.9%)
    7,500   Alaska Housing Finance Corporation, Gen Hag 1992 Ser A ........................ 6.60        12/01/02+       7,768,050
   14,285   Massachusetts Water Pollution Abatement Trust, MWRA Loan Ser 1998 A
              (ETM) ....................................................................... 4.75        08/01/18       13,635,890
   19,700   Clark County, Nevada, Las Vegas - McCarran Int'l Airport Passenger Facility
              Charge 1992 Ser B (AMT) ..................................................... 6.25        07/01/02+      20,676,332
   10,000   New York State Medical Care Facilities Agency, The Mount Sinai
              Hospital - FHA Insured Mortgage 1992 Ser C ** ............................... 5.75        02/15/08+      10,690,200
      210   Washington, Ser 1993 A ........................................................ 5.75        10/01/02+         220,735
---------                                                                                                            ------------
   51,695                                                                                                              52,991,207
---------                                                                                                            ------------
  640,785   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $609,511,205).........................                             640,955,644
---------                                                                                                            ------------



                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                             COUPON        MATURITY
 THOUSANDS                                                                              RATE           DATE           VALUE
----------------------------------------------------------------------------------------------------------------------------------
             SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.1%)
$  10,000    Idaho Health Facilities Authority, St Lukas Regional Medical Center
               Ser 2000 (FSA) (Demand 05/01/01) ......................................   4.35*%      07/01/30   $ 10,000,000
   10,000    Delaware County Industrial Development Authority, Pennsylvania, United
               Parcel Service of America Inc Ser 1985 (Demand 05/01/01) ..............   4.30*       12/01/15     10,000,000
    6,550    Harris County Health Facilities Development Corporation, Texas, Methodist
               Hospital Ser 1994 (Demand 05/01/01) ...................................   4.35*       12/01/25      6,550,000
    7,500    Fredericksburg Industrial Development Authority, Virginia, MWH Medicorp
               Ser 1991 A & B (FGIC) .................................................   9.367#      08/15/01+     7,931,250
----------                                                                                                      ------------
    34,050   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $34,229,901) ............................    34,481,250
----------                                                                                                      ------------
$ 6 74,835   TOTAL INVESTMENTS (Cost $643,741,106) (a) ......................................        100.6 %     675,436,894
=========
             LIABILITIES IN EXCESS OF OTHER ASSETS ..........................................         (0.6)       (3,825,485)
                                                                                                     -----      ------------
             NET ASSETS .....................................................................        100.0 %    $671,611,409
                                                                                                     =====      ============

---------------
AMT     Alternative Minimum Tax.
COPs    Certificates of Participation.
ETM     Escrowed to maturity.
WI      Security purchased on a "when-issued" basis.
+       Prerefunded to maturity.
# Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related short-term security changes.
*       Current coupon of variable rate demand obligation.
** All or a portion of this security has been segregated in connection with the purchase of a "when-issued" security.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $34,027,694 and the aggregate gross unrealized depreciation is $2,331,906, resulting in net unrealized appreciation of $31,695,788.

Bond Insurance:
--------------
Ambac       Ambac Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - a wholly owned subsidiary of Ambac
            Assurance Corporation.
FGIC        Financial Guaranty Insurance Company.
FSA         Financial Security Assurance Inc.
MBIA        Municipal Bond Investors Assurance Corporation.
PSF         Texas Permanent School Fund Guarantee Program.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets


   Alabama   ...............       1.3%
   Alaska ..................       1.2
   Arizona .................       1.7
   California ..............       0.9
   Colorado   ..............       1.1
   Connecticut .............       2.6
   Delaware   ..............       1.5
   Florida .................       4.2
   Georgia .................       7.2
   Hawaii ..................       2.2
   Idaho ...................       2.7
   Illinois ................       4.7
   Indiana   ...............       2.3

   Kansas   ................       0.5%
   Kentucky ................       0.8
   Maine   .................       0.5
   Massachusetts ...........       8.5
   Maryland ................       0.5
   Michigan ................       2.4
   Minnesota   .............       3.0
   Missouri ................       4.0
   Montana   ...............       1.0
   Nebraska ................       0.8
   Nevada   ................       4.1
   New Jersey ..............       2.5
   New Mexico ..............       0.9

   New York ................       5.8%
   Ohio ....................       2.2
   Pennsylvania ............       2.5
   Puerto Rico .............       0.9
   South Carolina ..........       5.9
   South Dakota   ..........       0.8
   Texas   .................      12.6
   Virginia ................       1.5
   Washington   ............       3.8
   West Virginia ...........       1.5
                                 -----
   Total ...................     100.6%
                                 =====

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (unaudited)


ASSETS:
Investments in securities, at value
   (cost $643,741,106) ..........................   $675,436,894
Cash ............................................        70,830
Interest receivable .............................     9,876,281
Prepaid expenses ................................       160,245
                                                    ------------
     TOTAL ASSETS ...............................   685,544,250
                                                    ------------
LIABILITIES:
Payable for:
     Investments purchased ......................    13,014,066
     Dividends to preferred shareholders ........       395,091
     Common shares of beneficial interest
        repurchased .............................       207,822
     Investment management fee ..................       201,702
Accrued expenses ................................       114,160
                                                    ------------
     TOTAL LIABILITIES ..........................    13,932,841
                                                    ------------
     NET ASSETS .................................   $671,611,409
                                                    ============
COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest
   (1,000,000 shares authorized of
   non-participating $.01 par value, 4,160
   shares outstanding) ..........................   $208,000,000
                                                    ------------
Common shares of beneficial interest
   (unlimited shares authorized of
   $.01 par value, 30,261,620 shares
   outstanding) .................................   423,767,733
Net unrealized appreciation .....................    31,695,788
Accumulated undistributed net investment
   income .......................................     2,345,510
Accumulated undistributed net realized gain .....     5,802,378
                                                    ------------
     NET ASSETS APPLICABLE TO COMMON
     SHAREHOLDERS ...............................   463,611,409
                                                    ------------
     TOTAL NET ASSETS ...........................   $671,611,409
                                                    ============
NET ASSET VALUE PER COMMON SHARE
   ($463,611,409 divided by 30,261,620
     common shares outstanding) .................         $15.32
                                                          ======


STATEMENT OF OPERATIONS
For the six months ended April 30, 2001 (unaudited)

NET INVESTMENT INCOME:

INTEREST INCOME ...............................     $19,521,863
                                                    -----------
EXPENSES
Investment management fee .....................       1,182,740
Auction commission fees .......................         327,410
Transfer agent fees and expenses ..............          76,348
Professional fees .............................          63,992
Shareholder reports and notices ...............          29,506
Custodian fees ................................          15,779
Registration fees .............................          15,394
Auction agent fees ............................          15,116
Trustees' fees and expenses ...................           9,254
Other .........................................          23,682
                                                    -----------
     TOTAL EXPENSES ...........................       1,759,221
Less: expense offset ..........................         (15,754)
                                                    -----------
     NET EXPENSES .............................       1,743,467
                                                    -----------
  NET INVESTMENT INCOME .......................      17,778,396
                                                    -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .............................       5,806,725
Net change in unrealized appreciation .........         706,149
                                                    -----------
     NET GAIN .................................       6,512,874
                                                    -----------
NET INCREASE ..................................     $24,291,270
                                                    ============

                        See Notes to Financial Statements

Morgan Stanley Dean Witter Quality Municipal Income Trust
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS





                                                             FOR THE SIX        FOR THE YEAR
                                                            MONTHS ENDED           ENDED
                                                           APRIL 30, 2001     OCTOBER 31, 2000
                                                          ----------------   -----------------
                                                           (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .................................   $ 17,778,396         $  36,984,845
Net realized gain .....................................      5,806,725             4,965,229
Net change in unrealized appreciation .................        706,149             2,723,226
                                                          -------------        -------------
   NET INCREASE .......................................     24,291,270            44,673,300
                                                          -------------        -------------
Dividends to preferred shareholders from net investment
  income ..............................................     (4,683,914)           (8,231,899)
                                                          -------------        -------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
SHAREHOLDERS FROM:
Net investment income .................................    (13,278,064)          (29,155,707)
Net realized gain .....................................     (3,847,396)                    -
                                                          -------------        -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..................    (17,125,460)          (29,155,707)
                                                          -------------        -------------
Decrease from transactions in common shares of
  beneficial interest .................................     (6,745,156)          (26,590,117)
                                                          -------------        -------------
   NET DECREASE .......................................     (4,263,260)          (19,304,423)
NET ASSETS:
Beginning of period ...................................    675,874,669           695,179,092
                                                          -------------        -------------
   END OF PERIOD
   (Including undistributed net investment income of
   $2,345,510 and $2,529,092, respectively) ...........   $671,611,409         $ 675,874,669
                                                          ============         =============


                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Quality Municipal Income Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 12, 1992 and commenced operations on September 29, 1992.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS - It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued

which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.


3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2001 aggregated $69,142,559 and $90,875,936, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 2001, the Trust had transfer agent fees and expenses payable of approximately $6,200.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,471. At April 30, 2001, the Trust had an accrued pension liability of $41,416 which is included in accrued expenses in the Statement of Assets and Liabilities.


4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued

the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.



                            AMOUNT                                        RANGE OF
 SERIES     SHARES*     IN THOUSANDS*       RATE*      RESET DATE     DIVIDEND RATES**
--------   ---------   ---------------   ----------   ------------   -----------------
   1         1,120         $56,000           4.40%     09/05/01         4.40%
   2           400          20,000           3.60      05/03/01      2.75 - 5.00
   3         1,120          56,000           4.48      07/05/01         4.48
   4         1,120          56,000           3.60      05/03/01      3.00 - 4.90
   5           400          20,000           3.70      05/04/01      2.99 - 4.90

---------------
 * As of April 30, 2001.
** For the six months ended April 30, 2001.

Subsequent to April 30, 2001 and up through June 8, 2001, the Trust paid dividends to each of the Series 1 through 5 at rates ranging from 2.96% to 4.48% in the aggregate amount of $1,176,358.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.


5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:


                                                                                                                 CAPITAL
                                                                                                                 PAID IN
                                                                                                                EXCESS OF
                                                                                  SHARES        PAR VALUE       PAR VALUE
                                                                             ---------------   -----------   ---------------
Balance, October 31, 1999 ................................................      32,730,413      $ 327,304     $ 456,775,702
Treasury shares purchased and retired (weighted average discount 10.16%)*       (1,991,493)       (19,915)      (26,570,202)
                                                                                ----------      ---------     -------------
Balance, October 31, 2000 ................................................      30,738,920        307,389       430,205,500
Treasury shares purchased and retired (weighted average discount 8.67%)* .        (477,300)        (4,773)       (6,740,383)
                                                                                ----------      ---------     -------------
Balance, April 30, 2001 ..................................................      30,261,620      $ 302,616     $ 423,465,117
                                                                                ==========      =========     =============

---------------
 * The Trustees have voted to retire the shares purchased.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued


6.  DIVIDENDS TO COMMON SHAREHOLDERS

On March 27, 2001, the Trust declared the following dividends from net investment income:


    AMOUNT
   PER SHARE        RECORD DATE       PAYABLE DATE
--------------   ----------------   ----------------
$  0.0725         May 4, 2001        May 18, 2001
$  0.0725        June 8, 2001       June 22, 2001


7. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.


8. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At April 30, 2001, the Trust held positions in residual interest bonds, having a total value of $7,931,250, which represents 1.2% of the Trust's net assets.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:



                                                          FOR THE SIX                 FOR THE YEAR ENDED OCTOBER 31,*
                                                         MONTHS ENDED    ----------------------------------------------------------
                                                        APRIL 30, 2001*     2000        1999       1998       1997        1996
-----------------------------------------------------------------------------------------------------------------------------------
                                                         (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................    $15.22        $ 14.88      $16.26     $15.91     $ 15.44     $ 15.33
                                                            ------        -------      ------     ------     -------     -------
Income (loss) from investment operations:
 Net investment income .................................      0.58           1.17        1.16       1.19        1.20        1.19
 Net realized and unrealized gain (loss) ...............      0.21           0.26       (1.36)      0.34        0.51        0.13
                                                            ------        -------      ------     ------     -------     -------
Total income (loss) from investment operations .........      0.79           1.43       (0.20)      1.53        1.71        1.32
                                                            ------        -------      ------     ------     -------     -------
Less dividends and distributions from:
 Net investment income .................................     (0.43)         (0.93)      (0.93)     (0.93)      (0.99)      (0.99)
 Common share equivalent of dividends paid to
  preferred shareholders ...............................     (0.15)         (0.26)      (0.22)     (0.23)      (0.23)      (0.22)
 Net realized gain .....................................     (0.13)            -        (0.05)     (0.03)      (0.03)      (0.04)
                                                            ------        -------      ------     ------     -------     -------
Total dividends and distributions ......................     (0.71)         (1.19)      (1.20)     (1.19)      (1.25)      (1.25)
                                                            ------        -------      ------     ------     -------     -------
Anti-dilutive effect of acquiring treasury shares ......      0.02           0.10        0.02       0.01        0.01        0.04
                                                            ------        -------      ------     ------     -------     -------
Net asset value, end of period .........................    $15.32        $ 15.22      $14.88     $16.26     $ 15.91     $ 15.44
                                                            ======        =======      ======     ======     =======     =======
Market value, end of period ............................    $14.10        $13.313      $13.25     $15.75     $14.875     $14.625
                                                            ======        =======      ======     ======     =======     =======
TOTAL RETURN+ ..........................................     10.19%(1)       7.51%     (10.21)%    12.66%       8.84%      14.27%

RATIOS TO AVERAGE NET ASSETS OF COMMON
SHAREHOLDERS:
Total expenses .........................................      0.75%(2)(3)    0.75%(3)    0.73 %     0.71%(3)    0.70%(3)    0.69%(3)
Net investment income before preferred stock dividends .      7.58%(2)       7.83%       7.32 %     7.35%       7.68%       7.73%
Preferred stock dividends ..............................      2.00%(2)       1.74%       1.42 %     1.45%       1.47%       1.41%
Net investment income available to common shareholders .      5.58%(2)       6.09%       5.90 %     5.90%       6.21%       6.32%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................  $671,611       $675,875    $695,179   $750,329    $742,504    $734,799
Asset coverage on preferred shares at end of period ....       322%           324%        333 %      360%        356%        353%
Portfolio turnover rate ................................        10%(1)         15%         21 %        2%          2%          -


-------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of the expense offset of 0.01%.



                       See Notes to Financial Statements

TRUSTEES
-------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
-------------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
-------------------------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
-------------------------------------------------
Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.



MORGAN STANLEY
DEAN WITTER
QUALITY
MUNICIPAL
INCOME TRUST




Semiannual Report
April 30, 2001